UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   14.7%
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Health Care Equipment & Supplies                                           13.5
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               7.8
--------------------------------------------------------------------------------
Software                                                                    7.4
--------------------------------------------------------------------------------
IT Services                                                                 6.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.4
--------------------------------------------------------------------------------
Internet Software & Services                                                5.2
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Communications Equipment                                                    4.6
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Biotechnology                                                               3.5
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          2.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A                                               2.1%
--------------------------------------------------------------------------------
Kyphon, Inc.                                                                2.0
--------------------------------------------------------------------------------
MICROS Systems, Inc.                                                        1.9
--------------------------------------------------------------------------------
IRIS International, Inc.                                                    1.9
--------------------------------------------------------------------------------
Diodes, Inc.                                                                1.8
--------------------------------------------------------------------------------
Aquantive, Inc.                                                             1.7
--------------------------------------------------------------------------------
SFBC International, Inc.                                                    1.7
--------------------------------------------------------------------------------
Supertex, Inc.                                                              1.6
--------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Cl. A                              1.6
--------------------------------------------------------------------------------
Wind River Systems, Inc.                                                    1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                      7 | OPPENHEIMER EMERGING GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                  43.8%
  Semiconductors & Semiconductor Equipment              15.2
  Software                                               7.7
  IT Services                                            6.5
  Internet Software & Services                           5.4
  Communications Equipment                               4.8
  Electronic Equipment & Instruments                     2.9
  Computers & Peripherals                                1.3
Health Care                                             26.3
  Health Care Equipment & Supplies                      14.1
  Health Care Providers & Services                       5.6
  Biotechnology                                          3.7
  Pharmaceuticals                                        2.9
Consumer Discretionary                                  13.6
Industrials                                              5.5
Consumer Staples                                         3.7
Telecommunication Services                               2.5
Energy                                                   2.3
Financials                                               2.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                      8 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. A challenging environment for small-cap growth stocks hampered the Fund's performance. Despite strong gains from many of the Fund's holdings, the Fund underperformed its benchmark, the Russell 2000 Index as well as the Russell 2000 Growth Index. This underperformance can be attributed to an underweight to the energy sector, the best performing sector in the Index, as well as negative performance from a few holdings in the information technology and healthcare sectors.

      The Fund's investment strategy focuses on relatively small-cap growth companies in the emerging growth stage of their performance cycle. We seek companies with proprietary product or service that can emerge as leaders. We target those we believe offer innovative products or services, fast growing earnings, sustainable growth rates and accomplished management teams.

      During the period, value style of investing outperformed growth by a wide margin. While our investment process has historically tended to deliver strong results over the long-term, the Fund tends to underperform during weak market environments for small cap growth stocks. We believe that once the uncertainty clouding the market clears, small cap growth stocks should start to outperform. And as history has proven, periods of weak small-cap growth performance have often ended abruptly and without warning. The greatest gains are often experienced during the early days of the sector's rebound. That said, we believe that the best long-term approach for our investors is to remain consistent with our investment approach to find high-growth companies that have demonstrated leadership abilities within their market sector.

      Because relatively few energy companies met our investment criteria, the Fund had less exposure than its benchmark in this sector. In fact, the Fund's underweighted exposure to energy accounted for a significant amount of its relatively weak performance versus its benchmark, the Russell 2000 Growth Index.

      On the positive side, our investment strategy succeeded in identifying high perform ing companies across many market sectors. The healthcare sector posted the greatest performance for the Fund. Top contributors were FoxHollow Technologies, Inc., IRIS International, Inc. and Psychiatric Solutions, Inc. FoxHollow Technologies, Inc., a developer and marketer of medical devices that remove plaque from arteries, benefited from a new product launch that led to strong revenue and earnings growth. IRIS International, Inc., a leading


                      9 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

provider of automated urinalysis equipment, was rewarded for the success of its new medical technology that dominated its marketplace. Psychiatric Solutions, Inc., a provider of behavioral health services, reaped the benefits of a consolidating market.

      Within the technology sector, the largest contributors to performance were Macromedia, Inc. and Trident Microsystems, Inc. Macromedia, Inc's., a software company, stock soared as the company successfully entered into the handset market. We sold our position when Adobe Systems Incorporated acquired the company. Trident Microsystems, Inc., a semiconductor company, benefited from a strong rise in demand for LCD and digital televisions.

      Stocks within the consumer discretionary sector also performed well for the Fund. Among the strong performers were Cititrends and Scientific Games Corp. Scientific Games Corp., a company that makes instant lottery tickets and machines, benefited from its expansion into international markets.

      As for performance detractors, two holdings within the information technology sector contributed significantly to the Fund's underperformance, InfoSpace, Inc. and Synaptics, Inc. InfoSpace, Inc., a company focused on mobile downloads, private-label search and online directories, faced strong competition within its marketplace that negatively influenced its pricing ability. Synaptics, Inc., a computer peripheral company, suffered due to rumors regarding the future inclusion of their touchpad technology in Apple Computer's iPod. Unfortunately for Synaptics, Inc., the partnership with Apple Computer was terminated, sending the stock price down. Due to the volatility and uncertainty of the company's future we sold the stock.

      Although healthcare was the best performing sector for the Fund, one holding detracted from performance, Able Laboratories, Inc. Able Laboratories, Inc., a generic drug manufacturer, faced serious issues with its manufacturing capabilities. The company was forced to suspend product manufacturing and shipping in order to bring its operations back up to FDA standards. This news came unexpectedly to the investment community, as the company had been a strong performer, sending the stock price into a precipitous decline.

      As of the end of the reporting period we continue to follow our disciplined focus on small cap growth investing. As a result, we continue to find companies that meet our growth investment criteria at historically low valuations.


                      10 | OPPENHEIMER EMERGING GROWTH FUND

      Small-cap stocks may be especially volatile. While generally invested less than 10% in foreign stocks, which are more volatile and involve additional expenses such as currency fluctuations, foreign taxes, political and economic uncertainties, the Fund is not restricted to any amount by prospectus. Technology stocks may be especially volatile.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. Performance is measured from the inception of Class A, B, C, and Y on November 1, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics, respectively. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                      11 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Growth Fund (Class A)

      Russell 2000 Index

      Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer
                     Emerging Growth     Russell 2000   Russell 2000
                      Fund (Class A)        Index       Growth Index

  11/01/2000               9,425           10,000          10,000
  01/31/2001               9,863           10,251           9,388
  04/30/2001               8,350            9,823           8,266
  07/31/2001               8,983            9,848           7,947
  10/31/2001               7,990            8,730           6,850
  01/31/2002               8,860            9,883           7,603
  04/30/2002               7,716           10,479           7,562
  07/31/2002               5,683            8,080           5,515
  10/31/2002               5,522            7,720           5,373
  01/31/2003               5,711            7,721           5,349
  04/30/2003               6,439            8,303           5,785
  07/31/2003               8,435            9,946           7,057
  10/31/2003               9,740           11,068           7,874
  01/31/2004              10,231           12,201           8,596
  04/30/2004               8,889           11,792           8,190
  07/31/2004               8,359           11,643           7,856
  10/31/2004               9,049           12,366           8,309
  01/31/2005               9,532           13,259           8,915
  04/30/2005               8,624           12,348           8,144
  07/31/2005              10,061           14,529           9,630
  10/31/2005               9,872           13,860           9,216

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 2.82%      Since Inception (11/1/00) -0.26%


                      12 | OPPENHEIMER EMERGING GROWTH FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Growth Fund (Class B)

      Russell 2000 Index

      Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer
                       Emerging Growth     Russell 2000   Russell 2000
                        Fund (Class B)        Index       Growth Index


  11/01/2000                 10,000           10,000          10,000
  01/31/2001                 10,439           10,251           9,388
  04/30/2001                  8,815            9,823           8,266
  07/31/2001                  9,466            9,848           7,947
  10/31/2001                  8,403            8,730           6,850
  01/31/2002                  9,296            9,883           7,603
  04/30/2002                  8,083           10,479           7,562
  07/31/2002                  5,937            8,080           5,515
  10/31/2002                  5,756            7,720           5,373
  01/31/2003                  5,937            7,721           5,349
  04/30/2003                  6,689            8,303           5,785
  07/31/2003                  8,744            9,946           7,057
  10/31/2003                 10,078           11,068           7,874
  01/31/2004                 10,559           12,201           8,596
  04/30/2004                  9,156           11,792           8,190
  07/31/2004                  8,594           11,643           7,856
  10/31/2004                  9,286           12,366           8,309
  01/31/2005                  9,757           13,259           8,915
  04/30/2005                  8,805           12,348           8,144
  07/31/2005                 10,259           14,529           9,630
  10/31/2005                  9,848           13,860           9,216

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 3.21%      Since Inception (11/1/00) -0.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Growth Fund (Class C)

      Russell 2000 Index

      Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer
                       Emerging Growth     Russell 2000   Russell 2000
                        Fund (Class C)        Index       Growth Index

  11/01/2000                 10,000           10,000          10,000
  01/31/2001                 10,448           10,251           9,388
  04/30/2001                  8,823            9,823           8,266
  07/31/2001                  9,475            9,848           7,947
  10/31/2001                  8,412            8,730           6,850
  01/31/2002                  9,295            9,883           7,603
  04/30/2002                  8,091           10,479           7,562
  07/31/2002                  5,946            8,080           5,515
  10/31/2002                  5,765            7,720           5,373
  01/31/2003                  5,946            7,721           5,349
  04/30/2003                  6,698            8,303           5,785
  07/31/2003                  8,753            9,946           7,057
  10/31/2003                 10,087           11,068           7,874
  01/31/2004                 10,578           12,201           8,596
  04/30/2004                  9,164           11,792           8,190
  07/31/2004                  8,603           11,643           7,856
  10/31/2004                  9,295           12,366           8,309
  01/31/2005                  9,776           13,259           8,915
  04/30/2005                  8,823           12,348           8,144
  07/31/2005                 10,267           14,529           9,630
  10/31/2005                 10,067           13,860           9,216

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 7.31%      Since Inception (11/1/00) 0.13%


                      14 | OPPENHEIMER EMERGING GROWTH FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Growth Fund (Class N)

      Russell 2000 Index

      Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer
                       Emerging Growth     Russell 2000   Russell 2000
                        Fund (Class N)        Index       Growth Index

  03/01/2001                 10,000           10,000          10,000
  04/30/2001                 10,652           10,255          10,204
  07/31/2001                 11,449           10,281           9,810
  10/31/2001                 10,181            9,114           8,455
  01/31/2002                 11,268           10,317           9,385
  04/30/2002                  9,807           10,940           9,334
  07/31/2002                  7,222            8,435           6,807
  10/31/2002                  7,017            8,060           6,632
  01/31/2003                  7,246            8,061           6,602
  04/30/2003                  8,164            8,668           7,141
  07/31/2003                 10,676           10,384           8,711
  10/31/2003                 12,331           11,555           9,719
  01/31/2004                 12,935           12,738          10,611
  04/30/2004                 11,232           12,310          10,109
  07/31/2004                 10,556           12,155           9,697
  10/31/2004                 11,413           12,910          10,256
  01/31/2005                 12,017           13,842          11,004
  04/30/2005                 10,870           12,891          10,053
  07/31/2005                 12,669           15,168          11,887
  10/31/2005                 12,428           14,470          11,376

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 7.89%      Since Inception (3/1/01)  4.77%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Growth Fund (Class Y)

      Russell 2000 Index

      Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer
                       Emerging Growth     Russell 2000   Russell 2000
                        Fund (Class Y)        Index       Growth Index

  11/01/2000                 10,000           10,000          10,000
  01/31/2001                 10,468           10,251           9,388
  04/30/2001                  8,862            9,823           8,266
  07/31/2001                  9,545            9,848           7,947
  10/31/2001                  8,501            8,730           6,850
  01/31/2002                  9,424            9,883           7,603
  04/30/2002                  8,220           10,479           7,562
  07/31/2002                  6,062            8,080           5,515
  10/31/2002                  5,901            7,720           5,373
  01/31/2003                  6,112            7,721           5,349
  04/30/2003                  6,905            8,303           5,785
  07/31/2003                  9,053            9,946           7,057
  10/31/2003                 10,468           11,068           7,874
  01/31/2004                 11,010           12,201           8,596
  04/30/2004                  9,575           11,792           8,190
  07/31/2004                  9,023           11,643           7,856
  10/31/2004                  9,786           12,366           8,309
  01/31/2005                 10,318           13,259           8,915
  04/30/2005                  9,354           12,348           8,144
  07/31/2005                 10,920           14,529           9,630
  10/31/2005                 10,739           13,860           9,216

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year  9.74%     Since Inception (11/1/00) 1.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                      16 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember that this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                      17 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      18 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      19 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                          BEGINNING           ENDING            EXPENSES
                          ACCOUNT             ACCOUNT           PAID DURING
                          VALUE               VALUE             6 MONTHS ENDED
                          (5/1/05)            (10/31/05)        OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual            $1,000.00           $1,144.70         $ 8.90
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00            1,016.94           8.37
--------------------------------------------------------------------------------
Class B Actual             1,000.00            1,141.20          13.03
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00            1,013.11          12.25
--------------------------------------------------------------------------------
Class C Actual             1,000.00            1,140.90          13.02
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00            1,013.11          12.25
--------------------------------------------------------------------------------
Class N Actual             1,000.00            1,143.30          10.15
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00            1,015.78           9.55
--------------------------------------------------------------------------------
Class Y Actual             1,000.00            1,148.10           5.26
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00            1,020.32           4.95

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.64%
--------------------------
Class B          2.40
--------------------------
Class C          2.40
--------------------------
Class N          1.87
--------------------------
Class Y          0.97

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      20 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.1%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
BJ's Restaurants, Inc. 1                   40,000          $            868,000
--------------------------------------------------------------------------------
Ctrip.com
International
Ltd., ADR                                  21,800                     1,254,154
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                  31,800                     1,181,052
--------------------------------------------------------------------------------
Mikohn Gaming
Corp. 1                                    89,600                       939,904
--------------------------------------------------------------------------------
Orient-Express
Hotel Ltd.                                 29,600                       834,720
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                             71,500                     2,142,140
--------------------------------------------------------------------------------
Youbet.com, Inc. 1                        119,000                       722,330
                                                           ---------------------
                                                                      7,942,300

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Meritage Homes
Corp. 1                                     9,800                       610,246
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
GSI Commerce, Inc. 1                       41,700                       666,366
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                          14,200                       240,406
                                                           ---------------------
                                                                        906,772

--------------------------------------------------------------------------------
MEDIA--2.5%
Central European
Media Enterprises
Ltd., Cl. A 1                              34,600                     1,608,554
--------------------------------------------------------------------------------
Imax Corp. 1                              101,500                       920,605
                                                           ---------------------
                                                                      2,529,159

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Children's Place
Retail Stores, Inc. 1                      11,400                       489,402
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Gildan Activewear,
Inc., Cl. A 1                              22,600                       788,062
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
BEVERAGES--0.6%
Jones Soda Co. 1                          127,900                       662,522
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Central European
Distribution Corp. 1                       30,200                     1,202,262


                                                                          VALUE
                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Diamond Foods, Inc. 1                      23,200          $            377,928
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Herbalife Ltd. 1                           49,400                     1,328,860
--------------------------------------------------------------------------------
ENERGY--2.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Dresser-Rand
Group, Inc. 1                               6,600                       143,220
--------------------------------------------------------------------------------
Hercules Offshore,
Inc. 1                                      5,850                       127,355
--------------------------------------------------------------------------------
Todco, Cl. A                               28,200                     1,261,950
                                                           ---------------------
                                                                      1,532,525

--------------------------------------------------------------------------------
OIL & GAS--0.7%
Bill Barrett Corp. 1                       21,800                       693,894
--------------------------------------------------------------------------------
FINANCIALS--2.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Greenhill & Co., Inc.                      19,400                       930,230
--------------------------------------------------------------------------------
Harris & Harris
Group, Inc. 1                              56,400                       624,912
                                                           ---------------------
                                                                      1,555,142

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Hanmi Financial
Corp.                                      36,400                       666,484
--------------------------------------------------------------------------------
HEALTH CARE--25.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Arena
Pharmaceuticals, Inc. 1                    77,800                       809,120
--------------------------------------------------------------------------------
Cubist
Pharmaceuticals, Inc. 1                    38,300                       774,043
--------------------------------------------------------------------------------
VaxGen, Inc. 1                             58,900                       871,720
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                         58,800                     1,126,608
                                                           ---------------------
                                                                      3,581,491

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--13.5%
ArthroCare Corp. 1                         32,200                     1,182,706
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1                            34,300                     1,118,866
--------------------------------------------------------------------------------
AtriCure, Inc. 1                           54,700                       664,058
--------------------------------------------------------------------------------
Foxhollow
Technologies, Inc. 1                       22,700                     1,028,537
--------------------------------------------------------------------------------
Hologic, Inc. 1                            24,600                     1,364,316


                      21 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Intuitive Surgical, Inc. 1                  8,000          $            709,840
--------------------------------------------------------------------------------
IRIS International, Inc. 1                 81,200                     1,904,140
--------------------------------------------------------------------------------
Kyphon, Inc. 1                             51,300                     2,056,617
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                           27,800                       582,132
--------------------------------------------------------------------------------
Regeneration
Technologies, Inc. 1,2                     79,400                       513,958
--------------------------------------------------------------------------------
Symmetry Medical,
Inc. 1                                     31,400                       695,196
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                            32,000                     1,226,560
--------------------------------------------------------------------------------
Vital Images, Inc. 1                       27,300                       634,725
                                                           ---------------------
                                                                     13,681,651

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Amedisys, Inc. 1                           21,300                       813,873
--------------------------------------------------------------------------------
Chemed Corp.                               10,800                       519,264
--------------------------------------------------------------------------------
Psychiatric
Solutions, Inc. 1                          19,400                     1,061,180
--------------------------------------------------------------------------------
Radiation Therapy
Services, Inc. 1                           46,600                     1,399,864
--------------------------------------------------------------------------------
SFBC International,
Inc. 1                                     39,400                     1,680,016
                                                           ---------------------
                                                                      5,474,197

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
Adams Respiratory
Therapeutics, Inc. 1                       35,100                     1,312,740
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical
Corp. 1                                    48,500                       699,855
--------------------------------------------------------------------------------
Nektar Therapeutics 1                      52,400                       789,144
                                                           ---------------------
                                                                      2,801,739

--------------------------------------------------------------------------------
INDUSTRIALS--5.3%
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.2%
Hub Group, Inc.,
Cl. A 1                                    34,200                     1,243,854
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Builders
FirstSource, Inc. 1                        38,800                       758,540


                                                                          VALUE
                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Global Cash
Access, Inc. 1                              6,100          $             85,522
--------------------------------------------------------------------------------
UTEK Corp. 1,3                             43,600                       525,198
                                                           ---------------------
                                                                        610,720

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Energy Conversion
Devices, Inc. 1                            21,100                       652,834
--------------------------------------------------------------------------------
Energy Conversion
Devices, Inc. 1                            20,000                       586,822
--------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                    88,600                       730,950
                                                           --------------------
                                                                      1,970,606

--------------------------------------------------------------------------------
MACHINERY--0.7%
Joy Global, Inc.                           16,400                       752,268
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--42.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.6%
Arris Group, Inc. 1                        32,300                       267,121
--------------------------------------------------------------------------------
Audiocodes Ltd. 1                          65,000                       732,550
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                        24,400                     1,269,532
--------------------------------------------------------------------------------
Ixia 1                                     55,500                       700,410
--------------------------------------------------------------------------------
Orckit
Communications
Ltd. 1                                     35,200                       752,928
--------------------------------------------------------------------------------
Redback Networks,
Inc. 1                                     92,800                       975,328
                                                           ---------------------
                                                                      4,697,869

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
M-Systems Flash
Disk Pioneers Ltd. 1                       39,200                     1,242,248
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Brightpoint, Inc. 1                        53,650                     1,158,304
--------------------------------------------------------------------------------
Cogent, Inc. 1                             28,800                       764,640
--------------------------------------------------------------------------------
Itron, Inc. 1                              20,400                       886,584
                                                           ---------------------
                                                                      2,809,528

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.2%
Akamai
Technologies, Inc. 1                       40,000                       693,600
--------------------------------------------------------------------------------
Aladdin Knowledge
Systems Ltd. 1                             31,400                       552,326


                      22 | OPPENHEIMER EMERGING GROWTH FUND

                                                                          VALUE
                                           SHARES                    SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Digital River, Inc. 1                      35,100          $            983,151
--------------------------------------------------------------------------------
Equinix, Inc. 1                            15,200                       560,728
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1                                     20,000                       884,200
--------------------------------------------------------------------------------
Openwave
Systems, Inc. 1                            40,800                       729,096
--------------------------------------------------------------------------------
ValueClick, Inc. 1                         47,900                       838,250
                                                           --------------------
                                                                      5,241,351

--------------------------------------------------------------------------------
IT SERVICES--6.2%
Aquantive, Inc. 1                          80,000                     1,732,000
--------------------------------------------------------------------------------
Heartland Payment
Systems, Inc. 1                            40,700                       985,754
--------------------------------------------------------------------------------
Satyam Computer
Services Ltd., ADR                         39,300                     1,343,274
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1                              37,600                     1,234,032
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1                      95,100                     1,015,668
                                                           ---------------------
                                                                      6,310,728

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--14.7%
Advanced Analogic
Technologies, Inc. 1                        1,400                        15,260
--------------------------------------------------------------------------------
ATMI, Inc. 1                               41,800                     1,141,558
--------------------------------------------------------------------------------
Cohu, Inc.                                 47,200                     1,093,151
--------------------------------------------------------------------------------
Diodes, Inc. 1                             49,400                     1,791,244
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1                                    27,400                       632,940
--------------------------------------------------------------------------------
Ikanos
Communications,
Inc. 1                                      4,300                        67,768
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                          43,100                       773,214
--------------------------------------------------------------------------------
Microsemi Corp. 1                          63,800                     1,478,246
--------------------------------------------------------------------------------
O2Micro
International Ltd. 1                      100,000                     1,310,000
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                   158,800                       736,832
--------------------------------------------------------------------------------
PowerDsine Ltd. 1                          44,900                       428,346


                                                                          VALUE
                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
SiRF Technology
Holdings, Inc. 1                           50,200          $          1,294,658
--------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1                          75,700                       405,752
--------------------------------------------------------------------------------
Standard
Microsystems Corp. 1                       23,600                       667,172
--------------------------------------------------------------------------------
Supertex, Inc. 1                           44,300                     1,623,152
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                       45,200                     1,367,752
                                                           ---------------------
                                                                     14,827,045

--------------------------------------------------------------------------------
SOFTWARE--7.4%
Bottomline
Technologies, Inc. 1                       92,400                     1,168,860
--------------------------------------------------------------------------------
Hyperion Solutions
Corp. 1                                    13,200                       638,352
--------------------------------------------------------------------------------
Informatica Corp. 1                        75,800                       902,020
--------------------------------------------------------------------------------
Intellisync Corp. 1                       289,300                     1,258,455
--------------------------------------------------------------------------------
MICROS Systems,
Inc. 1                                     42,700                     1,960,784
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                           120,000                     1,572,000
                                                           ---------------------
                                                                      7,500,471

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
NeuStar, Inc., Cl. A 1                     33,500                     1,025,100
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
SBA Communications
Corp. 1                                    93,100                     1,375,087
                                                           ---------------------
Total Common Stocks
(Cost $82,979,006)                                                   97,190,051

                                            UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Discovery
Laboratories, Inc.
Wts., Exp. 9/20/10 1,2
(Cost $0)                                   6,800                        23,524


                      23 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                        PRINCIPAL                         VALUE
                                           AMOUNT                    SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
--------------------------------------------------------------------------------
Undivided interest of 0.51% in joint repurchase
agreement (Principal Amount/Value $647,082,000,
with a maturity value of $647,153,179) with UBS
Warburg LLC, 3.96%, dated 10/31/05, to be
repurchased at $3,314,365 on 11/1/05,
collateralized by Federal National
Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556 (Cost $3,314,000)         $3,314,000          $          3,314,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $86,293,006)                           99.3%                  100,527,575
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                            0.7                       747,592
                                            ------------------------------------
NET ASSETS                                  100.0%         $        101,275,167
                                            ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2005 was $537,482, which represents 0.53% of the Fund's net assets, of which $23,524 is considered restricted. See Note 5 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $525,198 or 0.52% of the Fund's net assets as of October 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $86,293,006)--see accompanying
statement of investments                                          $ 100,527,575
--------------------------------------------------------------------------------
Cash                                                                     57,416
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      1,423,425
Shares of beneficial interest sold                                      367,624
Receivable from transfer agent                                            3,225
Interest and dividends                                                    2,737
Other                                                                     2,926
                                                                  --------------
Total assets                                                        102,384,928

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   827,413
Shares of beneficial interest redeemed                                  156,509
Shareholder communications                                               34,351
Transfer and shareholder servicing agent fees                            29,703
Distribution and service plan fees                                       20,366
Trustees' compensation                                                    8,718
Other                                                                    32,701
                                                                  --------------
Total liabilities                                                     1,109,761

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 101,275,167
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $       9,845
--------------------------------------------------------------------------------
Additional paid-in capital                                           87,572,839
--------------------------------------------------------------------------------
Accumulated net investment loss                                          (8,517)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (533,569)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           14,234,569
                                                                  --------------
NET ASSETS                                                        $ 101,275,167
                                                                  ==============


                      25 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$57,563,056 and 5,512,805 shares of beneficial interest outstanding)              $10.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                   $11.08
----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,652,546
and 2,061,113 shares of beneficial interest outstanding)                          $10.02
----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,679,320
and 1,561,993 shares of beneficial interest outstanding)                          $10.04
----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,066,972
and 492,477 shares of beneficial interest outstanding)                            $10.29
----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $2,313,273 and 216,123 shares of beneficial interest outstanding)       $10.70

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $     176,058
--------------------------------------------------------------------------------
Interest                                                                 28,634
--------------------------------------------------------------------------------
Other income                                                              9,705
                                                                  --------------
Total investment income                                                 214,397

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         947,396
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 139,989
Class B                                                                 213,882
Class C                                                                 155,209
Class N                                                                  25,197
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 211,838
Class B                                                                 112,268
Class C                                                                  68,977
Class N                                                                  33,895
Class Y                                                                     112
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  43,954
Class B                                                                  25,811
Class C                                                                  13,380
Class N                                                                   2,746
--------------------------------------------------------------------------------
Custodian fees and expenses                                              13,195
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,532
--------------------------------------------------------------------------------
Other                                                                    40,196
                                                                  --------------
Total expenses                                                        2,054,577
Less reduction to custodian expenses                                     (6,578)
Less waivers and reimbursements of expenses                             (74,444)
                                                                  --------------
Net expenses                                                          1,973,555

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,759,158)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      9,846,777
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    513,619

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   8,601,238
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                2005               2004
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment loss                                                        $    (1,759,158)   $    (2,010,354)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         9,846,777           (763,978)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              513,619         (7,205,129)
                                                                           -----------------------------------
Net increase (decrease) in net assets resulting from operations                  8,601,238         (9,979,461)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                         (7,320,358)         5,932,164
Class B                                                                         (2,695,776)         3,314,059
Class C                                                                         (1,359,160)         3,668,832
Class N                                                                            136,703          2,369,888
Class Y                                                                           (778,500)           244,257

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                       (3,415,853)         5,549,739
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            104,691,020         99,141,281
                                                                           -----------------------------------
End of period (including accumulated net investment loss of
$8,517 and $3,951, respectively)                                           $   101,275,167    $   104,691,020
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    9.57     $    10.30     $     5.84     $     8.45     $    10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.14) 2        (.15) 2        (.08)          (.10)          (.03)
Net realized and unrealized gain (loss)                 1.01           (.58)          4.54          (2.51)         (1.49)
                                                   -----------------------------------------------------------------------
Total from investment operations                         .87           (.73)          4.46          (2.61)         (1.52)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --             --           (.03)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   10.44     $     9.57     $    10.30     $     5.84     $     8.45
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      9.09%         (7.09)%        76.37%        (30.89)%       (15.22)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  57,563     $   59,819     $   59,396     $   19,310     $   20,392
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  58,690     $   62,749     $   28,386     $   24,497     $   16,941
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (1.43)%        (1.57)%        (1.48)%        (1.35)%        (0.57)%
Total expenses                                          1.65%          1.68%          1.77%          1.85%          1.58%
Expenses after payments and waivers and
reduction to custodian expenses                         1.63%          1.67%          1.72%          1.78%          1.58%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  207%           212%           204%           263%           214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    9.26     $    10.05     $     5.74     $     8.38     $    10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.22) 2        (.23) 2        (.09)          (.12)          (.07)
Net realized and unrealized gain (loss)                  .98           (.56)          4.40          (2.52)         (1.52)
                                                   -----------------------------------------------------------------------
Total from investment operations                         .76           (.79)          4.31          (2.64)         (1.59)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --             --           (.03)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   10.02     $     9.26     $    10.05     $     5.74     $     8.38
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      8.21%         (7.86)%        75.09%        (31.50)%       (15.96)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  20,653     $   21,669     $   20,520     $    6,395     $    3,866
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  21,439     $   22,359     $   10,544     $    6,979     $    2,256
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (2.22)%        (2.44)%        (2.20)%        (2.22)%        (1.78)%
Total expenses                                          2.62%          2.67%          2.83%          2.74%          2.47%
Expenses after payments and waivers and
reduction to custodian expenses                         2.44%          2.55%          2.44%          2.67%          2.47%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  207%           212%           204%           263%           214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER EMERGING GROWTH FUND

CLASS C     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    9.27     $    10.06     $     5.75     $     8.39     $    10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.22) 2        (.23) 2        (.11)          (.08)          (.04)
Net realized and unrealized gain (loss)                  .99           (.56)          4.42          (2.56)         (1.54)
                                                   -----------------------------------------------------------------------
Total from investment operations                         .77           (.79)          4.31          (2.64)         (1.58)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --             --           (.03)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   10.04     $     9.27     $    10.06     $     5.75     $     8.39
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      8.31%         (7.85)%        74.96%        (31.47)%       (15.88)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  15,679     $   15,814     $   13,887     $    4,877     $    2,356
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  15,550     $   16,085     $    6,649     $    3,061     $    1,022
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (2.20)%        (2.39)%        (2.22)%        (2.25)%        (1.76)%
Total expenses                                          2.50%          2.55%          2.65%          2.72%          2.46%
Expenses after payments and waivers and
reduction to custodian expenses                         2.40%          2.50%          2.47%          2.65%          2.46%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  207%           212%           204%           263%           214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    9.45     $    10.21     $     5.81     $     8.43     $     8.28
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.17) 2        (.18) 2        (.10)          (.08)          (.05)
Net realized and unrealized gain (loss)                 1.01           (.58)          4.50          (2.54)           .20
                                                   -----------------------------------------------------------------------
Total from investment operations                         .84           (.76)          4.40          (2.62)           .15
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   10.29     $     9.45     $    10.21     $     5.81     $     8.43
                                                   =======================================================================


--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      8.89%         (7.44)%        75.73%        (31.08)%         1.81%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   5,067     $    4,570     $    2,425     $      594     $       34
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   5,046     $    3,375     $    1,125     $      412     $       16
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (1.68)%        (1.88)%        (1.76)%        (1.63)%        (1.69)%
Total expenses                                          2.20%          2.17%          2.14%          2.18%          2.03%
Expenses after payments and waivers and
reduction to custodian expenses                         1.87%          2.00%          2.00%          2.11%          2.03%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  207%           212%           204%           263%           214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER EMERGING GROWTH FUND

CLASS Y     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    9.75     $    10.43     $     5.88     $     8.47     $    10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.08) 2        (.10) 2        (.09)          (.08)           .02
Net realized and unrealized gain (loss)                 1.03           (.58)          4.64          (2.51)         (1.51)
                                                   -----------------------------------------------------------------------
Total from investment operations                         .95           (.68)          4.55          (2.59)         (1.49)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --             --           (.04)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   10.70     $     9.75     $    10.43     $     5.88     $     8.47
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      9.74%         (6.52)%        77.38%        (30.58)%       (14.99)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   2,313     $    2,819     $    2,913     $      657     $      232
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   2,540     $    3,182     $    1,449     $      532     $       30
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (0.77)%        (0.98)%        (0.92)%        (0.84)%        (0.97)%
Total expenses                                          0.98%          1.08%          1.15%          1.48%          3.87%
Expenses after payments and waivers and
reduction to custodian expenses                         0.97%          1.08%          1.15%          1.29%          1.28%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  207%           212%           204%           263%           214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all


                      34 | OPPENHEIMER EMERGING GROWTH FUND
mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                      35 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued


                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED          OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM            LOSS         FOR FEDERAL INCOME
     INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
     -------------------------------------------------------------------------
     $ --                      $ --       $ 217,219               $ 14,015,256

1. As of October 31, 2005, the Fund had $217,219 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2005, details of the capital loss carryforward were as follows:

                              EXPIRING
                              ---------------------
                              2012        $ 217,219

2. During the fiscal year ended October 31, 2005, the Fund utilized $9,792,505 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO          REDUCTION TO
                                         ACCUMULATED       ACCUMULATED NET
                 REDUCTION TO         NET INVESTMENT         REALIZED LOSS
                 PAID-IN CAPITAL                LOSS        ON INVESTMENTS
                 ---------------------------------------------------------
                 $ 1,772,136             $ 1,754,592              $ 17,544

No distributions were paid during the years ended October 31, 2005 and October 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities        $ 86,512,319
                                                       =============
                 Gross unrealized appreciation         $ 15,875,560
                 Gross unrealized depreciation           (1,860,304)
                                                       -------------
                 Net unrealized appreciation           $ 14,015,256
                                                       =============


                      36 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were increased by $3,818 and payments of $110 were made to retired trustees, resulting in an accumulated liability of $6,478 as of October 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that


                      37 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED OCTOBER 31, 2005          YEAR ENDED OCTOBER 31, 2004
                                SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                       1,734,477    $  17,642,771          4,305,878    $   43,615,219
Redeemed                  (2,472,281)     (24,963,129) 1      (3,821,601)      (37,683,055) 2
                          -------------------------------------------------------------------
Net increase (decrease)     (737,804)   $  (7,320,358)           484,277    $    5,932,164
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         502,594    $   4,918,860          1,221,405    $   12,077,340
Redeemed                    (782,458)      (7,614,636) 1        (922,186)       (8,763,281) 2
                          -------------------------------------------------------------------
Net increase (decrease)     (279,864)   $  (2,695,776)           299,219    $    3,314,059
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         622,823    $   6,139,396          1,238,512    $   12,254,407
Redeemed                    (766,585)      (7,498,556) 1        (913,001)       (8,585,575) 2
                          -------------------------------------------------------------------
Net increase (decrease)     (143,762)   $  (1,359,160)           325,511    $    3,668,832
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         216,202    $   2,171,750            404,222    $    3,857,777
Redeemed                    (207,078)      (2,035,047) 1        (158,395)       (1,487,889) 2
                          -------------------------------------------------------------------
Net increase                   9,124    $     136,703            245,827    $    2,369,888
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                          76,057    $     770,484            210,509    $    2,200,135
Redeemed                    (149,113)      (1,548,984) 1        (200,672)       (1,955,878) 2
                          -------------------------------------------------------------------
Net increase (decrease)      (73,056)   $    (778,500)             9,837    $      244,257
                          ===================================================================

1. Net of redemption fees of $3,625, $1,324, $960, $157 and $312 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $7,306, $2,603, $1,873, $393 and $371 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                      PURCHASES            SALES
        --------------------------------------------------------
        Investment securities     $ 210,866,136    $ 227,471,242


                      38 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the agreement provides for a fee at an annual rate of 0.90% of the first $200 million of average net assets of the Fund; 0.85% of the next $200 million; 0.80% of the next $200 million; and 0.75% of average annual net assets over $600 million. Prior to January 1, 2005, the agreement provided for a fee at an annual rate of 1.00% of the first $200 million of average net assets, 0.95% of the next $200 million, 0.90% of the next $200 million, and 0.85% of average annual net assets over $600 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $352,536 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The distributor's aggregate uncompensated expenses under the plan at


                      39 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

October 31, 2005 for Class B, Class C and Class N shares were $304,759, $209,043 and $48,830, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A          CLASS B           CLASS C           CLASS N
                           CLASS A       CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED          DEFERRED          DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
October 31, 2005          $ 60,470             $ --         $ 70,355          $ 19,089           $ 7,804

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2005, OFS waived $6,423, $37,233, $14,553 and $16,235 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                              VALUATION AS OF
                                    ACQUISITION                   OCTOBER 31,        UNREALIZED
SECURITY                                  DATE       COST                2005      APPRECIATION
------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                          6/18/03        $ --            $ 23,524          $ 23,524


                      40 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously- filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      41 | OPPENHEIMER EMERGING GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER EMERGING GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Growth Fund, including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the four years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Growth Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the four years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 20, 2005


                      42 | OPPENHEIMER EMERGING GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      43 | OPPENHEIMER EMERGING GROWTH FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Emerging Growth Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                               FOR          WITHHELD              TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink             5,861,043.248        73,372.670      5,934,415.918
Robert G. Galli             5,847,775.957        86,639.961      5,934,415.918
Phillip A. Griffiths        5,855,982.584        78,433.334      5,934,415.918
Mary F. Miller              5,859,851.197        74,564.721      5,934,415.918
Joel W. Motley              5,857,618.655        76,797.263      5,934,415.918
John V. Murphy              5,861,025.626        73,390.292      5,934,415.918
Kenneth A. Randall          5,841,228.950        93,186.968      5,934,415.918
Russell S. Reynolds, Jr.    5,849,329.617        85,086.301      5,934,415.918
Joseph M. Wikler            5,862,753.889        71,662.029      5,934,415.918
Peter I. Wold               5,862,841.033        71,574.885      5,934,415.918
Clayton K. Yeutter          5,840,433.364        93,982.554      5,934,415.918

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

                                                                              BROKER
           FOR                           AGAINST           ABSTAIN          NON-VOTE            TOTAL
-----------------------------------------------------------------------------------------------------
2A: Borrowing
     4,289,784.691                   246,226.656       124,659.571     1,273,745.000    5,934,415.918
2B: Concentration of Investments
     4,367,087.545                   181,628.152       111,955.221     1,273,745.000    5,934,415.918
2C: Diversification of Investments
     4,361,344.188                   191,994.886       107,331.844     1,273,745.000    5,934,415.918
2H: Lending
     4,314,183.563                   190,037.893       156,449.462     1,273,745.000    5,934,415.918
2K: Real Estate and Commodities
     4,352,269.936                   170,361.105       138,039.877     1,273,745.000    5,934,415.918
2L: Senior Securities
     4,357,746.139                   152,472.753       150,452.026     1,273,745.000    5,934,415.918


                      44 | OPPENHEIMER EMERGING GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      45 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS;
THE FUND, LENGTH OF SERVICE,  OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
AGE                           PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                      6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                              80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                              TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                              DEATH OR REMOVAL.

CLAYTON K. YEUTTER,           Director of American Commercial Lines (barge
Chairman of the Board         company) (since January 2005); Attorney at Hogan &
of Trustees (since 2003);     Hartson (law firm) (since June 1993); Director of
Trustee (since 2000)          Danielson Holding Corp. (waste-to-energy company)
Age: 75                       (since 2002); Director of Weyerhaeuser Corp.
                              (1999-April 2004); Director of Caterpillar, Inc.
                              (1993-December 2002); Director of ConAgra Foods
                              (1993-2001); Director of Texas Instruments
                              (1993-2001); Director of FMC Corporation
                              (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.


MATTHEW P. FINK,              Trustee of the Committee for Economic Development
Trustee (since 2005)          (policy research foundation) (since 2005);
Age: 64                       Director of ICI Education Foundation (education
                              foundation) (since October 1991); President of the
                              Investment Company Institute (trade association)
                              (1991-2004); Director of ICI Mutual Insurance
                              Company (insurance company) (1991-2004). Oversees
                              38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,              A trustee or director of other Oppenheimer funds.
Trustee (since 2000)          Oversees 48 portfolios in the OppenheimerFunds
Age: 72                       complex.

PHILLIP A. GRIFFITHS,         Director of GSI Lumonics Inc. (precision medical
Trustee (since 2000)          equipment supplier) (since 2001); Trustee of
Age: 67                       Woodward Academy (since 1983); Senior Advisor of
                              The Andrew W. Mellon Foundation (since 2001);
                              Member of the National Academy of Sciences (since
                              1979); Member of the American Philosophical
                              Society (since 1996); Council on Foreign Relations
                              (since 2002); Director of the Institute for
                              Advanced Study (1991-2004); Director of Bankers
                              Trust New York Corporation (1994-1999). Oversees
                              38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,               Trustee of the American Symphony Orchestra
Trustee (since 2004)          (not-for-profit) (since October 1998); and Senior
Age: 63                       Vice President and General Auditor of American
                              Express Company (financial services company) (July
                              1998-February 2003). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

JOEL W. MOTLEY,               Director of Columbia Equity Financial Corp.
Trustee (since 2002)          (privately-held financial adviser) (since 2002);
Age: 53                       Managing Director of Carmona Motley, Inc.
                              (privately-held financial adviser) (since January
                              2002); Managing Director of Carmona Motley Hoffman
                              Inc. (privately-held financial adviser) (January
                              1998-December 2001). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

KENNETH A. RANDALL,           Director of Dominion Resources, Inc. (electric
Trustee (since 2000)          utility holding company) (since February 1972);
Age: 78                       Former Director of Prime Retail, Inc. (real estate
                              investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual
                              Casualty Company, American Motorists Insurance
                              Company and American Manufacturers Mutual
                              Insurance Company; Former President and Chief
                              Executive Officer of The Conference Board, Inc.
                              (international economic and business research).
                              Oversees 38 portfolios in the OppenheimerFunds complex.


                      46 | OPPENHEIMER EMERGING GROWTH FUND

RUSSELL S. REYNOLDS, JR.,     Chairman of The Directorship Search Group, Inc.
Trustee (since 2000)          (corporate governance consulting and executive
Age: 75                       recruiting) (since 1993); Life Trustee of
                              International House (non-profit educational organization); Former Trustee of The Historical
                              Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER              Director of the following medical device
Trustee (since 2005)          companies: Medintec (since 1992) and Cathco (since
Age: 64                       1996); Director of Lakes Environmental Association
                              (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                              (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD                 President of Wold Oil Properties, Inc. (oil and
Trustee (since 2005)          gas exploration and production company) (since
Age: 57                       1994); Vice President, Secretary and Treasurer of
                              Wold Trona Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold
                              Talc Company, Inc. (talc mining) (since 1999);
                              Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of
                              Kansas City (1993-1999); and Director of
                              PacifiCorp. (electric utility) (1995-1999).
                              Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,              General Partner of Odyssey Partners, L.P. (hedge
Trustee (since 2005)          fund) (since September 1996); Director of Special
Age: 62                       Value Opportunities Fund, LLC (registered
                              investment company) (since September 2004);
                              Director of Zurich Financial Investment Advisory
                              Board (affiliate of the Manager's parent company)
                              (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
                              August 1990); Trustee of the Institute for
                              Advanced Study (non-profit educational institute)
                              (since May 1992); Special Limited Partner of
                              Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                              (investment research, non-profit); Governor,
                              Jerome Levy Economics Institute of Bard College
                              (August 1990-September 2001) (economics
                              research); Director of Ray & Berendtson, Inc. (May
                              2000-April 2002) (executive search firm). Oversees
                              48 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
AND OFFICER                   CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                              NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR
                              AN INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL
                              TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH
                              OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE
                              DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                              AND ITS AFFILIATES.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director
President and                 (since June 2001) and President (since September
Principal Executive           2000) of the Manager; President and Director or
Officer                       Trustee of other Oppenheimer funds; President and
and Trustee (since 2001)      Director of Oppenheimer Acquisition Corp. ("OAC")
Age: 56                       (the Manager's parent holding company) and of
                              Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                              2001); Director of OppenheimerFunds Distributor,
                              Inc. (subsidiary of the Manager) (since November
                              2001); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since
                              July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial
                              Asset Management Corporation, Trinity Investment
                              Management Corporation and Tremont Capital
                              Management, Inc. (since November 2001),
                              HarbourView Asset


                      47 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,               Management Corporation and OFI Private
Continued                     Investments, Inc. (since July 2001); President
                              (since November 1, 2001) and Director (since July
                              2001) of Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President of Massachusetts Mutual
                              Life Insurance Company (OAC's parent company)
                              (since February 1997); Director of DLB Acquisition
                              Corporation (holding company parent of Babson
                              Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of
                              Governors (since October 3, 2003); Chief Operating
                              Officer of the Manager (September 2000-June 2001);
                              President and Trustee of MML Series Investment
                              Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November
                              2001); Director of C.M. Life Insurance Company
                              (September 1999-August 2000); President, Chief
                              Executive Officer and Director of MML Bay State
                              Life Insurance Company (September 1999-August
                              2000); Director of Emerald Isle Bancorp and
                              Hibernia Savings Bank (wholly-owned subsidiary of
                              Emerald Isle Bancorp) (June 1989-June 1998).
                              Oversees 77 portfolios as a Director or Trustee and 10 additional portfolios as officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS                THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE
OF THE FUND                   AS FOLLOWS: FOR MS. GRANGER AND MR. ZACK, TWO
                              WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                              FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED
                              AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                              CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL
                              TERM OR UNTIL HIS OR HER EARLIER RESIGNATION,
                              DEATH OR REMOVAL.

LAURA GRANGER,                Vice President of the Manager since October 2000.
Vice President                .Formerly a portfolio manager at Fortis Advisors
(since 2000)                  (July 1998-October 2000). An officer of 3
Age: 45                       portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer
Vice President and            of the Manager (since March 2004); Vice President
Chief Compliance Officer      of OppenheimerFunds Distributor, Inc., Centennial
(since 2004)                  Asset Management Corporation and Shareholder
Age: 55                       Services, Inc. (since June 1983); Vice President
                              and Director of Internal Audit of the Manager
                              (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

                              Senior Vice President and Treasurer of the Manager
BRIAN W. WIXTED,              (since March 1999); Treasurer of the following:
Treasurer and                 HarbourView Asset Management Corporation,
Principal Financial and       Shareholder Financial Services, Inc., Shareholder
Accounting Officer            Services, Inc., Oppenheimer Real Asset Management
(since 1999)                  Corporation, and Oppenheimer Partnership Holdings,
Age: 46                       Inc. (since March 1999), OFI Private Investments,
                              Inc. (since March 2000), OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc (since
                              May 2000), OFI Institutional Asset Management,
                              Inc. (since November 2000), and OppenheimerFunds
                              Legacy Program (since June 2003); Treasurer and
                              Chief Financial Officer of OFI Trust Company
                              (trust company subsidiary of the Manager) (since
                              May 2000); Assistant Treasurer of the following:
                              OAC (since March 1999), Centennial Asset
                              Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                              2000-June 2003); Principal and Chief Operating
                              Officer of Bankers Trust Company-Mutual Fund
                              Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                      48 | OPPENHEIMER EMERGING GROWTH FUND

ROBERT G. ZACK,               Executive Vice President (since January 2004) and
Secretary (since 2001)        General Counsel (since March 2002) of the Manager;
Age: 57                       General Counsel and Director of the Distributor
                              (since December 2001); General Counsel of
                              Centennial Asset Management Corporation (since
                              December 2001); Senior Vice President and General
                              Counsel of HarbourView Asset Management
                              Corporation (since December 2001); Secretary and
                              General Counsel of OAC (since November 2001);
                              Assistant Secretary (since September 1997) and
                              Director (since November 2001) of OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc; Vice
                              President and Director of Oppenheimer Partnership
                              Holdings, Inc. (since December 2002); Director of
                              Oppenheimer Real Asset Management, Inc. (since
                              November 2001); Senior Vice President, General
                              Counsel and Director of Shareholder Financial
                              Services, Inc. and Shareholder Services, Inc.
                              (since December 2001); Senior Vice President,
                              General Counsel and Director of OFI Private
                              Investments, Inc. and OFI Trust Company (since
                              November 2001); Vice President of OppenheimerFunds
                              Legacy Program (since June 2003); Senior Vice
                              President and General Counsel of OFI Institutional
                              Asset Management, Inc. (since November 2001);
                              Director of OppenheimerFunds (Asia) Limited (since
                              December 2003); Senior Vice President (May
                              1985-December 2003), Acting General Counsel
                              (November 2001-February 2002) and Associate
                              General Counsel (May 1981-October 2001) of the
                              Manager; Assistant Secretary of the following:
                              Shareholder Services, Inc. (May 1985-November
                              2001), Shareholder Financial Services, Inc.
                              (November 1989-November 2001), and
                              OppenheimerFunds International Ltd. (September
                              1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      49 | OPPENHEIMER EMERGING GROWTH FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2005 and $18,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005